UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 94.3%

                                                       SHARES          VALUE
                                                    -----------   --------------
AUTO & TRANSPORTATION - 5.3%
   BorgWarner ...................................       306,900   $   10,186,011
   Celadon Group * ..............................       682,200        6,310,350
   Commercial Vehicle Group * ...................       538,800        1,082,988
   Cooper Tire & Rubber .........................     1,280,500       18,900,180
   Gentex .......................................       511,300        7,654,161
   Kirby * ......................................       165,800        6,136,258
   Old Dominion Freight Line * ..................        93,200        3,320,716
   Saia * .......................................       238,200        4,301,892
   Wright Express * .............................       126,200        3,568,936
                                                                  --------------
                                                                      61,461,492
                                                                  --------------
CONSUMER DISCRETIONARY - 12.1%
   Brown Shoe ...................................       754,000        5,843,500
   Callaway Golf ................................       575,300        3,664,661
   Carter's * ...................................       389,900       11,049,766
   CBIZ * .......................................     1,247,000        8,155,380
   Chattem * ....................................       146,700        9,193,689
   Columbia Sportswear ..........................       286,800       10,155,588
   Dick's Sporting Goods * ......................       581,300       11,538,805
   G&K Services, Cl A ...........................       202,200        4,593,984
   Group 1 Automotive ...........................       413,300       12,175,818
   Insight Enterprises * ........................       888,000        9,146,400
   J&J Snack Foods ..............................       250,600       10,861,004
   JOS A Bank Clothiers * .......................       167,400        6,125,166
   Men's Wearhouse ..............................       616,200       13,316,082
   Monro Muffler ................................       117,200        3,116,348
   Movado Group .................................       248,900        3,554,292
   Outdoor Channel Holdings * ...................       224,100        1,698,678
   Ralcorp Holdings * ...........................       148,800        9,450,288
   Regis ........................................       327,600        4,475,016
   THQ * ........................................       265,850        1,783,853
                                                                  --------------
                                                                     139,898,318
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
ENERGY - 5.4%
   Comstock Resources * .........................       192,000   $    7,392,000
   EQT CORP .....................................       204,700        7,856,386
   Oceaneering International * ..................       305,200       15,540,784
   Penn Virginia ................................       480,200        9,224,642
   Tetra Technologies * .........................       279,200        2,152,632
   Unit * .......................................       258,300        8,185,527
   Whiting Petroleum * ..........................       270,100       12,413,796
                                                                  --------------
                                                                      62,765,767
                                                                  --------------
FINANCIAL SERVICES - 15.0%
   Assured Guaranty .............................       513,300        7,170,801
   Berkshire Hills Bancorp ......................       350,000        8,001,000
   Cohen & Steers ...............................       285,600        5,217,912
   Columbia Banking System ......................       569,300        6,911,302
   Compass Diversified Holdings .................     1,024,200        9,217,800
   CVB Financial ................................     1,264,985        9,537,987
   Delphi Financial Group, Cl A .................       278,800        6,643,804
   Dime Community Bancshares ....................       404,300        4,867,772
   Encore Bancshares * ..........................       219,300        1,771,944
   Financial Federal ............................       206,100        4,179,708
   First Financial Bancorp ......................       932,100        8,053,344
   First Mercury Financial ......................       578,800        8,363,660
   FNB ..........................................     1,182,800        9,178,528
   Hanover Insurance Group ......................       156,700        6,159,877
   Iberiabank ...................................        58,000        2,716,720
   Jack Henry & Associates ......................       442,100        9,491,887
   Meadowbrook Insurance Group ..................       288,810        2,284,487
   Navigators Group * ...........................       133,400        6,577,954
   ProAssurance * ...............................        98,500        5,001,830
   Prosperity Bancshares ........................       370,700       12,422,157
   Selective Insurance Group ....................       498,300        7,444,602
   Sterling Bancshares ..........................       990,700        7,994,949
   SVB Financial Group * ........................       193,600        6,824,400
   Trico Bancshares .............................       381,400        6,342,682

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
FINANCIAL SERVICES - CONTINUED
   Waddell & Reed Financial, Cl A ...............       414,600   $   11,762,202
                                                                  --------------
                                                                     174,139,309
                                                                  --------------
HEALTH CARE - 9.6%
   Analogic .....................................       189,800        7,195,318
   Bio-Rad Laboratories, Cl A * .................       239,600       18,554,624
   Cardiac Science * ............................       420,641        1,674,151
   Computer Programs & Systems ..................       276,200       10,757,990
   Conmed * .....................................       663,100       11,657,298
   Dentsply International .......................       273,900        9,134,565
   Medical Action Industries * ..................       400,400        5,000,996
   Omnicare .....................................       339,000        8,091,930
   Sirona Dental Systems * ......................       556,700       14,468,633
   Symmetry Medical * ...........................       132,300        1,132,488
   Varian * .....................................       319,900       16,238,124
   West Pharmaceutical Services .................       216,200        7,891,300
                                                                  --------------
                                                                     111,797,417
                                                                  --------------
MATERIALS & PROCESSING - 15.3%
   Acuity Brands ................................       188,300        5,556,733
   Albany International, Cl A ...................       588,000        8,079,120
   Aptargroup ...................................       561,500       19,607,580
   Beacon Roofing Supply * ......................       336,900        5,649,813
   Brady, Cl A ..................................       231,800        6,817,238
   Carpenter Technology .........................       394,300        7,369,467
   Comfort Systems USA ..........................       765,300        9,015,234
   Cytec Industries .............................       184,900        4,640,990
   Ferro ........................................       506,800        2,518,796
   Gardner Denver * .............................       222,000        6,480,180
   Gibraltar Industries .........................       591,900        4,599,063
   HFF, Cl A * ..................................       407,200        1,885,336
   Interline Brands * ...........................       848,200       14,360,026
   Kaydon .......................................       299,100        9,771,597
   Michael Baker * ..............................       298,400       12,726,760
   NN ...........................................       357,300          871,812

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
MATERIALS & PROCESSING - CONTINUED
   Northwest Pipe * .............................       175,000   $    6,086,500
   OM Group * ...................................       444,000       14,945,040
   Quanex Building Products .....................       487,200        5,792,808
   Rogers * .....................................       431,300       10,760,935
   Rush Enterprises, Cl A * .....................       179,500        2,351,450
   Rush Enterprises, Cl B * .....................       101,600        1,122,680
   Sensient Technologies ........................       440,600       11,098,714
   Tennant ......................................       273,400        5,998,396
                                                                  --------------
                                                                     178,106,268
                                                                  --------------
PRODUCER DURABLES - 14.9%
   Actuant, Cl A ................................       802,700       10,306,668
   Ametek .......................................       524,050       16,958,258
   ATMI * .......................................       592,000       10,768,480
   Belden CDT ...................................       355,200        6,230,208
   Cymer * ......................................       363,800       12,445,598
   Diebold ......................................       386,600       10,716,552
   ESCO Technologies * ..........................       279,800       11,496,982
   Esterline Technologies * .....................       284,400        8,085,492
   Formfactor * .................................       310,800        7,163,940
   Heico, Cl A ..................................       310,500        8,780,940
   Itron * ......................................        81,200        4,236,204
   Kaman ........................................       559,500       10,731,210
   Littelfuse * .................................       532,500       12,460,500
   MDC Holdings .................................       149,000        5,250,760
   Measurement Specialties * ....................       895,100        7,205,555
   Regal-Beloit .................................       292,300       13,551,028
   Ryland Group .................................       268,000        5,351,960
   Triumph Group ................................       142,300        5,683,462
   Watson Wyatt Worldwide, Cl A .................       143,000        5,339,620
                                                                  --------------
                                                                     172,763,417
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS - 3.9%
   Brandywine Realty Trust ......................       501,630        4,103,334
   Camden Property Trust ........................       152,300        4,494,373

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
   CapLease .....................................     1,389,000   $    4,208,670
   Cogdell Spencer ..............................       241,500        1,081,920
   Duke Realty ..................................       182,900        1,735,721
   First Industrial Realty Trust ................       179,900          762,776
   Hersha Hospitality Trust .....................       673,600        1,818,720
   Kite Realty Group Trust ......................       797,600        2,552,320
   LaSalle Hotel Properties .....................       290,600        4,332,846
   Lexington Realty Trust .......................       346,201        1,537,379
   Liberty Property Trust .......................       164,200        4,559,834
   Mack-Cali Realty .............................       166,200        4,638,642
   Parkway Properties ...........................       206,300        2,923,271
   Ramco-Gershenson Properties ..................       130,500        1,186,245
   Weingarten Realty Investors ..................       329,400        5,082,642
                                                                  --------------
                                                                      45,018,693
                                                                  --------------
TECHNOLOGY - 11.4%
   Avocent * ....................................       614,600        9,532,446
   Black Box ....................................       330,000        9,065,100
   Coherent * ...................................       156,000        3,060,720
   CommScope * ..................................       640,100       16,386,560
   Emulex * .....................................       758,500        6,925,105
   Euronet Worldwide * ..........................       427,300        8,546,448
   Harmonic * ...................................       685,100        4,747,743
   Harris Stratex Networks, Cl A * ..............       532,500        3,695,550
   Jabil Circuit ................................       491,100        4,498,476
   Micros Systems * .............................       377,700       10,345,203
   ON Semiconductor * ...........................     1,608,920       11,745,116
   PDF Solutions * ..............................       699,300        1,608,390
   Plexus * .....................................       203,600        5,230,484
   Progress Software * ..........................       385,200        8,717,076
   Rovi * .......................................       351,300        9,190,008
   Silicon Motion Technology * ..................       262,700          987,752
   Tekelec * ....................................       728,700       13,400,793

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                      SHARES/
                                                    FACE AMOUNT        VALUE
                                                    -----------   --------------
TECHNOLOGY - CONTINUED
   Xyratex *.....................................       832,500   $    4,936,725
                                                                  --------------
                                                                     132,619,695
                                                                  --------------
UTILITIES - 1.4%
   Avista........................................        92,900        1,720,508
   Cleco.........................................       416,900        9,876,361
   Iowa Telecommunications Services..............       360,200        4,416,052
                                                                  --------------
                                                                      16,012,921
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $1,128,922,597)......................                  1,094,583,297
                                                                  --------------
REPURCHASE AGREEMENT - 6.8%
   HSBC
      0.130%, dated 07/31/09, to be repurchased
      on 08/03/09, repurchase price $79,047,190
      (collateralized by a U.S. Treasury Bill,
      par value $81,020,000, 0.494%, 07/29/10;
      total market value $80,631,918)
      (Cost $79,046,334).........................   $79,046,334       79,046,334
                                                                  --------------
   TOTAL INVESTMENTS - 101.1%
      (Cost $1,207,968,931)+.....................                 $1,173,629,631
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,161,195,143.

*    NON-INCOME PRODUCING SECURITY.

CL - CLASS

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $1,207,968,931, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $226,468,816 AND $(260,808,116), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2009 IN VALUING THE PORTFOLIO'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities             Level 1      Level 2   Level 3        Total
-------------------------         --------------   -------   -------   --------------
Common Stock                      $1,094,583,297     $--       $--     $1,094,583,297
Repurchase Agreement                  79,046,334      --        --         79,046,334
                                  --------------     ---       ---     --------------
Total Investments in Securities   $1,173,629,631     $--       $--     $1,173,629,631
                                  ==============     ===       ===     ==============

ICM-QH-001-1100

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        -----------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        -----------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009